Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	12.83%	6.11%	9.66%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.80%	4.95%	8.55%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	4.50%	7.57%